Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
At cost:
Computer and transmission equipment	5,246	6,640	1,018
Furniture, fixtures and office equipment	311	427	65
Total	5,557	7,067	1,083
Less: accumulated depreciation	(4,821)	(5,711)	(875)
Property and equipment, net	736	1,356	208

For the years ended December 31, 2018, 2019 and 2020, depreciation expense was RMB1,167, RMB655 and RMB555 (US$85), respectively.